Note 17 - Fair Value Disclosure Measurements (Details) - Assets Measured on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	$ 154,334	$ 157,143
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	22,896	25,763
US Government Agencies Debt Securities [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	22,896	25,763
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	98,345	88,614
US States and Political Subdivisions Debt Securities [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	98,345	88,614
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	29,391	38,323
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	29,391	38,323
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	2,919	3,693
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	2,919	3,693
Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	153,551	156,393
Debt Securities [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	153,551	156,393
Equity Securities in Financial Institutions [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	33	5
Equity Securities in Financial Institutions [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	750	745
Equity Securities in Financial Institutions [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	783	750
Fair Value, Inputs, Level 1 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	33	5
Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	$ 154,301	$ 157,138